Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 98,280	$ 96,314	$ 89,364
Transfer to raw material	13,617	11,420	11,045
Depreciation and amortization	127,211	109,177	90,543
Fertilizers, agrochemicals and seeds			52
Fuel, lubricants and others	26,077	27,211	20,670
Maintenance and repairs	20,413	24,370	16,394
Freights	40,328	35,221	25,296
Export taxes / selling taxes	36,808	29,375	29,110
Export expenses	3,511	3,649	3,223
Contractors and services	7,245	4,423	3,379
Energy transmission	3,312	2,890	2,386
Energy power	3,110	2,926	2,481
Professional fees	9,555	7,077	7,698
Other taxes	2,921	2,731	2,061
Contingencies	2,174	1,835	1,482
Lease expense and similar arrangements	1,659	1,381	1,443
Third parties raw materials	40,969	29,553	33,688
Tax recoveries		(11,527)	(14,395)
Others	16,811	15,834	15,614
Subtotal	454,001	393,860	341,534
Own agricultural produce consumed	152,332	176,663	112,025
Subtotal	606,333	570,523	453,559
Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Subtotal	453,635	439,100	334,866
Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Subtotal	5,565	478	67
Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Subtotal	68,969	61,254	60,445
Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Subtotal	0	371	624
Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Subtotal	378,864	376,791	273,127
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	33,969	30,935	28,354
Transfer to raw material	0	0	0
Depreciation and amortization	6,162	5,006	5,762
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	454	450	468
Maintenance and repairs	1,189	931	937
Freights	0	0	16
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	190	795	793
Professional fees	7,519	5,495	6,008
Other taxes	845	653	716
Contingencies	2,174	1,835	1,482
Lease expense and similar arrangements	1,334	1,185	1,107
Third parties raw materials	0	0	0
Tax recoveries		0	0
Others	3,463	3,465	2,782
Subtotal	57,299	50,750	48,425
Own agricultural produce consumed	0	0	0
Subtotal	57,299	50,750	48,425
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	6,724	5,358	5,053
Transfer to raw material	0	0	0
Depreciation and amortization	778	695	765
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	242	368	66
Maintenance and repairs	469	390	356
Freights	33,682	29,976	20,930
Export taxes / selling taxes	36,808	29,375	29,110
Export expenses	3,511	3,649	3,223
Contractors and services	0	0	0
Energy transmission	3,312	2,890	2,386
Energy power	53	211	27
Professional fees	1,633	1,105	1,257
Other taxes	5	8	0
Contingencies	0	0	0
Lease expense and similar arrangements	56	51	43
Third parties raw materials	0	0	0
Tax recoveries		0	0
Others	8,126	6,597	7,052
Subtotal	95,399	80,673	70,268
Own agricultural produce consumed	0	0	0
Subtotal	95,399	80,673	70,268
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	57,587	60,021	55,957
Transfer to raw material	13,617	11,420	11,045
Depreciation and amortization	120,271	103,476	84,016
Fertilizers, agrochemicals and seeds			52
Fuel, lubricants and others	25,381	26,393	20,136
Maintenance and repairs	18,755	23,049	15,101
Freights	6,646	5,245	4,350
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	7,245	4,423	3,379
Energy transmission	0	0	0
Energy power	2,867	1,920	1,661
Professional fees	403	477	433
Other taxes	2,071	2,070	1,345
Contingencies	0	0	0
Lease expense and similar arrangements	269	145	293
Third parties raw materials	40,969	29,553	33,688
Tax recoveries		(11,527)	(14,395)
Others	5,222	5,772	5,780
Subtotal	301,303	262,437	222,841
Own agricultural produce consumed	152,332	176,663	112,025
Subtotal	453,635	439,100	334,866
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	0	0	0
Transfer to raw material	695	468	56
Depreciation and amortization	0	0	0
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	0	0	0
Maintenance and repairs	0	0	0
Freights	0	0	9
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	1,054	10	0
Energy transmission	0	0	0
Energy power	0	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	0	0	0
Tax recoveries		0	0
Others	6	0	2
Subtotal	1,755	478	67
Own agricultural produce consumed	3,810	0	0
Subtotal	5,565	478	67
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	7,115	5,590	5,952
Transfer to raw material	3,579	3,927	3,760
Depreciation and amortization	836	856	1,305
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	109	86	102
Maintenance and repairs	1,750	1,408	1,167
Freights	6,074	4,901	4,303
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	1,342	913	622
Professional fees	51	90	84
Other taxes	93	58	85
Contingencies	0	0	0
Lease expense and similar arrangements	269	145	77
Third parties raw materials	6,808	3,001	9,506
Tax recoveries		0	0
Others	955	1,344	691
Subtotal	28,981	22,319	27,654
Own agricultural produce consumed	39,988	38,935	32,791
Subtotal	68,969	61,254	60,445
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	0	0	0
Transfer to raw material	0	0	86
Depreciation and amortization	0	0	0
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	0	0	0
Maintenance and repairs	0	0	0
Freights	0	14	38
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	39	82
Energy transmission	0	0	0
Energy power	0	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	0	0	0
Tax recoveries		0	0
Others	0	0	0
Subtotal	0	53	206
Own agricultural produce consumed	0	318	418
Subtotal	0	371	624
Operating segments | Cost of production of manufactured products | Farming | All other segments
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	229	206	551
Transfer to raw material	0	0	0
Depreciation and amortization	8	0	0
Fertilizers, agrochemicals and seeds			52
Fuel, lubricants and others	0	0	0
Maintenance and repairs	0	0	0
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	0	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	0	0	0
Tax recoveries		0	0
Others	0	0	0
Subtotal	237	206	603
Own agricultural produce consumed	0	0	0
Subtotal	237	206	603
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	50,243	54,225	49,454
Transfer to raw material	9,343	7,025	7,143
Depreciation and amortization	119,427	102,620	82,711
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	25,272	26,307	20,034
Maintenance and repairs	17,005	21,641	13,934
Freights	572	330	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	6,191	4,374	3,297
Energy transmission	0	0	0
Energy power	1,525	1,007	1,039
Professional fees	352	387	349
Other taxes	1,978	2,012	1,260
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	216
Third parties raw materials	34,161	26,552	24,182
Tax recoveries		(11,527)	(14,395)
Others	4,261	4,428	5,087
Subtotal	270,330	239,381	194,311
Own agricultural produce consumed	108,534	137,410	78,816
Subtotal	$ 378,864	$ 376,791	$ 273,127